N-2 - USD ($)				3 Months Ended
		Oct. 11, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001478102
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		Western Asset Mortgage Opportunity Fund Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES
Sales Load (Percentage of Offering Price)	1.00	% (1)
Offering Expenses Borne by the Fund (Percentage of Offering Price)	0.16	% (2)
Dividend Reinvestment Plan Per Transaction Fee to Sell Shares Obtained Pursuant to the Plan	$5.00	(3)
TOTAL TRANSACTION EXPENSES (as a percentage of offering price)	1.16%

(1)
Represents the estimated commission with respect to the Common Stock being sold in this offering. JonesTrading will be entitled to compensation of up to 1.00% of the gross proceeds of the sale of any Common Stock under the Sales Agreement, with the exact amount of such compensation to be mutually agreed upon in writing by the Fund and JonesTrading from time to time. The Fund has assumed that JonesTrading will receive a commission of 1.00% of the gross sale proceeds of the Common Stock sold in this offering.

(2)	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
(3)
Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined in the accompanying Prospectus) to sell Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying Prospectus. There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the Plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.16%
Annual Expenses [Table Text Block]

Percentage of Net Assets Attributable to Shares of Common Stock (Assumes Leverage is Used) (4)
ANNUAL EXPENSES
Management Fees (5)	1.83%
Interest Payment on Borrowed Funds (6)	5.82%
Other Expenses (7)	0.62%

TOTAL ANNUAL EXPENSES	8.27%

(4)
Based upon average net assets attributable to our Common Stock during the period ended September 30, 2024 after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 6,265,664 shares of Common Stock at an offering price of $11.97 (the last reported sale price per share for the Fund’s Common Stock on the NYSE as of September 30, 2024). The price per share of any sale of Common Stock may be greater or less than the price assumed herein, depending on the market price of the Common Stock at the time of any sale. There is no guarantee that there will be any sales of shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of shares of Common Stock actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.

(5)
FTFA receives an annual fee, payable monthly, in an amount equal to 1.00% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any Borrowings and assets attributable to any Preferred Stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 45% of its Managed Assets (which equals the leverage of the Fund as of June 30, 2024). If the Fund were to use leverage in excess of 45% of its Managed Assets, the management fees shown would be higher.

(6)
For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 45% of its Managed Assets (which equals the leverage of the Fund as of June 30, 2024). The expenses and rates associated with leverage may vary as and when Borrowings or issuances of Preferred Stock are made.

(7)	Estimated based on amounts incurred in the period ended June 30, 2024.

Management Fees [Percent]	[4],[5]	1.83%
Interest Expenses on Borrowings [Percent]	[4],[6]	5.82%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[7]	0.62%
Total Annual Expenses [Percent]		8.27%
Expense Example [Table Text Block]
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment in Common Stock, assuming (i) Total Annual Expenses” of 8.27% of net assets attributable to Common Stock (which assumes the Fund’s use of leverage in an aggregate amount equal to 45% of the Fund’s Managed Assets) and (ii) a 5% annual return:

1 Year	3 Years	5 Years	10 Years
$92	$245	$388	$708

*
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[8]	$ 92
Expense Example, Years 1 to 3	[8]	245
Expense Example, Years 1 to 5	[8]	388
Expense Example, Years 1 to 10	[8]	$ 708
Purpose of Fee Table , Note [Text Block]		The purpose of the following table and example is to help you understand all fees and expenses holders of Common Stock would bear directly or indirectly. The table below is based on the capital structure of the Fund as of September 30, 2024 (except as noted below).
Basis of Transaction Fees, Note [Text Block]		Percentage of Offering Price
Other Transaction Fees Basis, Note [Text Block]		Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
Other Expenses, Note [Text Block]		Estimated based on amounts incurred in the period ended June 30, 2024.
Management Fee not based on Net Assets, Note [Text Block]		FTFA receives an annual fee, payable monthly, in an amount equal to 1.00% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any Borrowings and assets attributable to any Preferred Stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 45% of its Managed Assets (which equals the leverage of the Fund as of June 30, 2024). If the Fund were to use leverage in excess of 45% of its Managed Assets, the management fees shown would be higher.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives and Strategies	The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. See “The Fund’s Investments” in the accompanying Prospectus.

The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of MBS and mortgage whole loans. Investments in mortgage-backed securities consist primarily of non-agency
residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund’s investments in mortgage whole loans under normal circumstances will not exceed 20% of its Managed Assets. MBS represent interests in diversified pools of residential or commercial mortgage loans, and typically take the form of pass-through securities or collateralized mortgage obligations (“CMOs”). MBS include, but are not limited to, the following:
non-agency
RMBS; CMBS; U.S. agency mortgage-backed pass-through securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), and other federal agencies, or issues guaranteed by them; delegated underwriting and servicing bonds, including pools of multi-family housing loans issued by Fannie Mae and Freddie Mac; CMOs, including interest only (“IO”), principal only (“PO”) and other mortgage securities backed by U.S. agency or non-agency
pass-through securities; mortgage-related asset-backed securities (“ABS”), such as home equity loan-backed (“HEQ”) securities; MBS credit default swaps (including on the CMBX, TRX and ABX indices) and other derivative instruments related to MBS; inverse floating rate securities, which are derivative interests in MBS; RMBS denominated in currencies other than the U.S. dollar
(“non-dollar
RMBS”); and repurchase agreements supported by agency MBS; and junior and equity tranches of MBS. The Fund may invest in MBS of any type and of any credit quality, without limitation.
Under normal circumstances, the Fund will invest at least 80% of its Managed Assets (as defined below) in MBS and mortgage whole loans.

The Fund also may invest up to 20% of its Managed Assets in other permitted investments, including cash and cash equivalents;
non-mortgage
related ABS backed by various asset classes including, but not limited to, small balance commercial mortgages, aircrafts, automobiles, credit cards, equipment, manufactured housing, franchises, recreational vehicles and student loans; and investment grade and below investment grade fixed income securities including bonds, debentures, notes, commercial paper and other similar types of debt instruments including hybrid securities. The Fund also may invest in any newly developed mortgage-related derivatives that may hereafter become available for mortgage investing. See “The Fund’s Investments” in the accompanying Prospectus for additional information on the types of securities in which the Fund may invest.

As used throughout this Prospectus Supplement and the accompanying Prospectus, “Managed Assets” means the net assets of the Fund plus the amount of any Borrowings and assets attributable to Preferred Stock that may be outstanding.

The Fund may invest a substantial portion of its assets in MBS that were originally rated AAA, but subsequently have been downgraded to below investment grade and MBS that were at issuance or are currently below investment grade or not-rated.

The Fund may invest in derivative instruments, such as options contracts, futures contracts, options on futures contracts, indexed securities, credit linked notes, credit default swaps and other swap agreements for investment, hedging and risk management purposes; provided that the Fund’s use of derivative instruments, as measured by the total notional amount of all such instruments, will not exceed 20% of its Managed Assets. With respect to this limitation, the Fund may net derivatives with opposite exposure to the same underlying instrument. To the extent that the security or index underlying the derivative or synthetic instrument is or is composed of MBS, the Fund will include such derivative and synthetic instruments for the purposes of the Fund’s policy to invest at least 80% of its Managed Assets in MBS and mortgage whole loans. Derivatives counted towards the Fund’s 80% policy are value based on market value. The Fund may sell certain equities or fixed income securities short including, but not limited to Treasury securities, for investing and/or hedging purposes.

The Fund is not limited in its ability to invest in below investment grade or illiquid securities. Below investment grade fixed income securities are rated below
“BBB-”
by Standard & Poor’s Ratings Services, a division of The McGraw Hill Companies, Inc. (“S&P”) or

Fitch Ratings, Inc. (“Fitch”), below “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”) or comparably rated by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by Western Asset to be of comparable quality. Below investment grade fixed income securities are commonly referred to as “high yield” or “junk” securities and are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. “Illiquid securities” are securities which cannot be sold within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities.

Percentage limitations described in the Prospectus are as of the time of investment by the Fund and may be exceeded on a going-forward basis as a result of credit rating downgrades or market value fluctuations of the Fund’s portfolio securities.

Western Asset has extensive experience analyzing the relative value of securities within various sectors of the mortgage markets, including undervalued distressed assets. Western Asset intends to seek to maximize returns on the Fund’s investments in distressed assets by evaluating market opportunities based on the condition of the various sectors of the mortgage markets, the relative value of the specific asset within such markets and an internal risk/return analysis. In making investment decisions on behalf of the Fund, Western Asset will incorporate its views on the economic environment and the outlook for the mortgage markets, including relative valuation, supply and demand trends, the level of interest rates, the shape of the yield curve, prepayment rates, financing and liquidity, commercial and residential real estate prices, delinquencies, default rates, recovery of various segments of the economy and vintage of collateral.

At times Western Asset may judge that conditions in the markets for MBS make pursuing the Fund’s primary investment strategy inconsistent with the best interests of its stockholders. During temporary defensive periods or in order to keep the Fund’s cash fully invested, including during the period when the net proceeds of the offering of Common Stock are being invested, the Fund may deviate from its investment policies and objectives. At such times Western Asset may, temporarily, use alternative strategies, primarily designed to reduce fluctuations in the value of the Fund’s assets. If the Fund takes a temporary defensive position, it may be unable to achieve its investment objectives. In implementing these “defensive” strategies, the Fund may invest all or a portion of assets in
non-U.S.
government securities which have received the highest investment grade credit rating; certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits; shares of money market funds;

repurchase agreements with respect to any of the foregoing; or any other fixed income securities that Western Asset considers consistent with this strategy. It is impossible to predict when, or for how long, the Fund will use these alternative strategies. There can be no assurance that such strategies will be successful. See “The Fund’s Investments—Temporary Defensive Strategies” and “Risks—Risks Related to the Fund—Temporary Defensive Strategies Risk” in the accompanying Prospectus and “Investment Policies and Techniques” in the SAI.

For a more complete discussion of the Fund’s portfolio composition, see “The Fund’s Investments” in the accompanying Prospectus.

Share Price [Table Text Block]
MARKET AND NET ASSET VALUE INFORMATION
The following information supplements the information contained under corresponding headings
in the accompanying Prospectus and related SAI.
The Fund’s currently outstanding Common Stock is listed on the NYSE under the symbol “DMO.” Our Common Stock commenced trading on the NYSE on February 24, 2010.
Our Common Stock has traded both at a premium and at a discount in relation to the Fund’s net asset value per share. Although our Common Stock has traded at a premium to net asset value, we cannot assure that this will occur after any offering or that the Common Stock will not trade at a discount in the future. Our issuance of additional sales of Common Stock may have an adverse effect on prices in the secondary market for our Common Stock by increasing the number of shares of Common Stock available, which may create downward pressure on the market price for our Common Stock. Shares of closed-end
investment companies frequently trade at a discount to net asset value. See “Risks—Market Discount from Net Asset Value Risk” in the accompanying Prospectus.
The following table sets forth for each of the periods indicated the range of high and low closing sale price of our Common Stock and the quarter-end
sale price, each as reported on the NYSE, the net asset value per share of Common Stock and the premium or discount to net asset value per share at which our shares were trading. Net asset value is generally determined on each business day that the NYSE is open for business. See “Net Asset Value” in the accompanying Prospectus for information as to the determination of our net asset value.

		Price Range
	NAV (1)	High	Low	Premium of High Sales Price to NAV (2)	Premium of Low Sales Price to NAV (2)
Year Ending December 31, 2024
Second Quarter	$12.12	$12.07	$11.22	-0.41%	-7.43%
First Quarter	$12.18	$11.72	$10.97	-3.78%	-9.93%

Year Ending December 31, 2023
Fourth Quarter	$12.06	$11.24	$10.11	-6.80%	-16.17%
Third Quarter	$11.96	$11.25	$10.32	-5.94%	-13.71%
Second Quarter	$12.02	$10.80	$10.17	-10.15%	-15.39%
First Quarter	$12.16	$11.51	$10.25	-5.35%	-15.71%

Year Ending December 31, 2022
Fourth Quarter	$12.12	$11.48	$10.47	-5.28%	-13.61%
Third Quarter	$12.75	$12.84	$10.95	0.71%	-14.12%
Second Quarter	$13.24	$13.45	$11.40	1.59%	-13.90%
First Quarter	$14.30	$15.52	$13.09	8.53%	-8.46%

Source of market prices: NYSE.
(1)
Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”

(2)	Calculated as of the quarter-end closing sales price divided by the quarter-end net asset value.
On September 30, 2024, the last reported sale price of our Common Stock on the NYSE was $11.97, which represented a discount of approximately 2.5% to the net asset value per share
reported by us on that date.
As of September 30, 2024, we had approximately
11.4
million shares of Common Stock outstanding and we had net assets attributable to Common Stockholders of approximately $
140
 million.

Lowest Price or Bid				$ 11.22	$ 10.97	$ 10.11	$ 10.32	$ 10.17	$ 10.25	$ 10.47	$ 10.95	$ 11.4	$ 13.09
Highest Price or Bid				$ 12.07	$ 11.72	$ 11.24	$ 11.25	$ 10.8	$ 11.51	$ 11.48	$ 12.84	$ 13.45	$ 15.52
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[9]			(0.41%)	(3.78%)	(6.80%)	(5.94%)	(10.15%)	(5.35%)	(5.28%)	0.71%	1.59%	8.53%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[9]			(7.43%)	(9.93%)	(16.17%)	(13.71%)	(15.39%)	(15.71%)	(13.61%)	(14.12%)	(13.90%)	(8.46%)
NAV Per Share	[10]			$ 12.12	$ 12.18	$ 12.06	$ 11.96	$ 12.02	$ 12.16	$ 12.12	$ 12.75	$ 13.24	$ 14.3
Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share			$ 11.97
Latest Premium (Discount) to NAV [Percent]			2.50%

[1]	Represents the estimated commission with respect to the Common Stock being sold in this offering. JonesTrading will be entitled to compensation of up to 1.00% of the gross proceeds of the sale of any Common Stock under the Sales Agreement, with the exact amount of such compensation to be mutually agreed upon in writing by the Fund and JonesTrading from time to time. The Fund has assumed that JonesTrading will receive a commission of 1.00% of the gross sale proceeds of the Common Stock sold in this offering.
[2]	Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined in the accompanying Prospectus) to sell Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying Prospectus. There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the Plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.
[3]	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
[4]	Based upon average net assets attributable to our Common Stock during the period ended September 30, 2024 after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 6,265,664 shares of Common Stock at an offering price of $11.97 (the last reported sale price per share for the Fund’s Common Stock on the NYSE as of September 30, 2024). The price per share of any sale of Common Stock may be greater or less than the price assumed herein, depending on the market price of the Common Stock at the time of any sale. There is no guarantee that there will be any sales of shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of shares of Common Stock actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.
[5]	FTFA receives an annual fee, payable monthly, in an amount equal to 1.00% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any Borrowings and assets attributable to any Preferred Stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 45% of its Managed Assets (which equals the leverage of the Fund as of June 30, 2024). If the Fund were to use leverage in excess of 45% of its Managed Assets, the management fees shown would be higher.
[6]	For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 45% of its Managed Assets (which equals the leverage of the Fund as of June 30, 2024). The expenses and rates associated with leverage may vary as and when Borrowings or issuances of Preferred Stock are made.
[7]	Estimated based on amounts incurred in the period ended June 30, 2024.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[9]	Calculated as of the quarter-end closing sales price divided by the quarter-end net asset value.
[10]	Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”